Net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss)	$ 71,396	$ 5,781	$ (1,876)
Basic net income attributable to Preferred shareholders	0	(15,125)	(8,163)
Basic net income attributable to Restricted sponsor shares	(963)	0	0
Basic net income (loss) attributable to Ordinary shareholders	$ 70,433	$ (9,344)	$ (10,039)
Denominator:
Weighted average number of Ordinary shares used in computing basic net loss per share (in shares)	144,002,394	123,696,624	121,560,817
Basic net loss per share of Ordinary shareholders (in USD per share)	$ 0.49	$ (0.08)	$ (0.08)
Weighted average number of ordinary shares used in computing diluted net income (loss) per share (in shares)	161,538,579	123,696,624	121,560,817
Diluted net income (loss) per share (in USD per share)	$ 0.44	$ (0.08)	$ (0.08)